Equity and Divestitures - Schedule of Adjusted Stock Split in Line with Capital (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
% Participation		100.00%
Common Shares	[1]	32,506,781
Subscribed and Paid- In Share Capital		R$ 271,330	R$ 260,685
Former Nuvini Stockholders (Nuvini Holdings Limited) [Member]
Disclosure of classes of share capital [line items]
% Participation		74.44%
Common Shares	[1]	24,199,194
Public Stockholders [Member]
Disclosure of classes of share capital [line items]
% Participation		5.00%
Common Shares	[1]	1,625,528
Mercato Founders [Member]
Disclosure of classes of share capital [line items]
% Participation		17.69%
Common Shares	[1]	5,750,000
Maxim [Member]
Disclosure of classes of share capital [line items]
% Participation		1.46%
Common Shares	[1]	475,000
PIPE Investors [Member]
Disclosure of classes of share capital [line items]
% Participation		1.41%
Common Shares	[1]	457,059

[1]	The number of common shares include reserved shares to issue former Nuvini Shareholders totaling 3,884,371 shares as of June 30, 2024. The total issued Nuvini ordinary shares is 28,622,410 as of June 30, 2024.